Taxation (Details) - Schedule of reconciliations of the income tax expenses (Parentheticals)	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Schedule Of Reconciliations Of The Income Tax Expenses Abstract
Statutory income tax rate	25.00%	25.00%